Schedule of Investments(a)
March 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.69%
Building Products–0.06%
Resideo Technologies, Inc.(b)	650	$14,573
Commodity Chemicals–0.02%
AdvanSix, Inc.	161	4,605
Construction & Engineering–1.38%
Fluor Corp.(b)	7,926	335,111
Diversified Banks–0.58%
HSBC Holdings PLC, ADR (United Kingdom)	3,563	140,240
Health Care Distributors–0.27%
Cardinal Health, Inc.	586	65,573
Health Care Equipment–0.54%
Baxter International, Inc.	3,093	132,195
Health Care Services–1.11%
Cigna Group (The)	745	270,576
Industrial Conglomerates–3.26%
Honeywell International, Inc.	3,874	795,138
Industrial Gases–13.90%
Air Products and Chemicals, Inc.	13,988	3,388,873
Industrial Machinery & Supplies & Components–2.13%
SPX Technologies, Inc.(b)	4,220	519,609
Integrated Oil & Gas–6.75%
BP PLC, ADR (United Kingdom)	10,457	394,020
Exxon Mobil Corp.	10,761	1,250,858
		1,644,878
IT Consulting & Other Services–3.72%
International Business Machines Corp.	4,642	886,436
Kyndryl Holdings, Inc.(b)	931	20,259
		906,695
Oil & Gas Drilling–0.02%
Transocean Ltd.(b)	680	4,270
Oil & Gas Equipment & Services–5.91%
Baker Hughes Co., Class A	4,757	159,360
Shares		Value
Oil & Gas Equipment & Services–(continued)
Halliburton Co.	18,716	$737,785
Schlumberger N.V.	9,929	544,208
		1,441,353
Oil & Gas Exploration & Production–10.50%
APA Corp.	8,137	279,750
Hess Corp.	14,937	2,279,984
		2,559,734
Packaged Foods & Meats–14.85%
McCormick & Co., Inc.	47,133	3,620,286
Pharmaceuticals–16.69%
Johnson & Johnson	8,378	1,325,316
Merck & Co., Inc.	15,298	2,018,571
Organon & Co.	1,533	28,820
Pfizer, Inc.	23,831	661,310
Viatris, Inc.	2,960	35,343
		4,069,360
Semiconductors–10.73%
Intel Corp.	59,204	2,615,041
Specialty Chemicals–5.41%
International Flavors & Fragrances, Inc.	15,346	1,319,602
Timber REITs–1.86%
Weyerhaeuser Co.	12,644	454,046
Total Common Stocks & Other Equity Interests (Cost $338,875)		24,301,758
Money Market Funds–0.55%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(c)(d)	47,327	47,327
Invesco Liquid Assets Portfolio, Institutional Class, 5.35%(c)(d)	31,798	31,811
Invesco Treasury Portfolio, Institutional Class, 5.21%(c)(d)	54,088	54,088
Total Money Market Funds (Cost $133,226)		133,226
TOTAL INVESTMENTS IN SECURITIES–100.24% (Cost $472,101)		24,434,984
OTHER ASSETS LESS LIABILITIES—(0.24)%		(58,009)
NET ASSETS–100.00%		$24,376,975

Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Exchange Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$17,746	$46,598	$(17,017)	$-	$-	$47,327	$497
Invesco Liquid Assets Portfolio, Institutional Class	10,687	33,286	(12,156)	(5)	(1)	31,811	338
Invesco Treasury Portfolio, Institutional Class	20,281	53,255	(19,448)	-	-	54,088	566
Total	$48,714	$133,139	$(48,621)	$(5)	$(1)	$133,226	$1,401

(d)	The rate shown is the 7-day SEC standardized yield as of March 31, 2024.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Exchange Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of March 31, 2024, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Exchange Fund